UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: December 31, 2007
                                               -----------------


Check here if Amendment [  ]: Amendment Number:
                                                -----------------------

         This Amendment (Check only one):   |_|  is a restatement
                                            |_|  adds new holdings entries


Institutional Investment Manager Filing this Report:

Name:             Magnetar Investment Management, LLC
Address:          1603 Orrington Avenue
                  Evanston, IL  60201


Form 13F File Number:          028-11795

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Michael Turro
Title:            Chief Compliance Officer
Phone:            847-905-4690

Signature, Place and Date of Signing:


       /s/ Michael Turro              Evanston, IL          February 14, 2008
----------------------------       ------------------       -----------------
           [Signature]               [City, State]                [Date]

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                               FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                            0
                                                   ------------------------

Form 13F Information Table Entry Total:                       97
                                                   ------------------------

Form 13F Information Table Value Total:                    $295,138
                                                   ------------------------
                                                        (in thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



         None

                                        MAGNETAR INVESTMENT MANAGEMENT, LLC
                                                     FORM 13F
                                          Quarter Ended December 31, 2007

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                              CLASS                         VALUE   SHRS OR  SH/  PUT/  INVSTMENT/   OTHER     VOTING AUTHORITY
NAME OF ISSUER                TITLE              CUSIP    (x$1000)  PRN AMT  PRN  CALL  DISCRETION  MANAGERS    SOLE    SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
ACCESS INTEGRATED TECHNLGS I  CL A             004329108      4120    921615  SH           SOLE               921615
------------------------------------------------------------------------------------------------------------------------------------
AEROVIRONMENT INC             COM              008073108      2382     98437  SH           SOLE                98437
------------------------------------------------------------------------------------------------------------------------------------
AFFILIATED MANAGERS GROUP     COM              008252108      5940     50574  SH           SOLE                50574
------------------------------------------------------------------------------------------------------------------------------------
ALIGN TECHNOLOGY INC          COM              016255101      3575    214326  SH           SOLE               214326
------------------------------------------------------------------------------------------------------------------------------------
ALLOY INC                     NEW COM          019855303      3939    418121  SH           SOLE               418121
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN PUBLIC EDUCATION IN  COM              02913V103       485     11602  SH           SOLE                11602
------------------------------------------------------------------------------------------------------------------------------------
AMTRUST FINANCIAL SERVICES I  COM              032359309      4112    298618  SH           SOLE               298618
------------------------------------------------------------------------------------------------------------------------------------
ANSWERTHINK INC               COM              036916104      3134    647539  SH           SOLE               647539
------------------------------------------------------------------------------------------------------------------------------------
APPLERA CORP                  COM AP BIO GRP   038020103      1067     31442  SH           SOLE                31442
------------------------------------------------------------------------------------------------------------------------------------
ATLAS AMER INC                COM              049167109      2450     41399  SH           SOLE                41399
------------------------------------------------------------------------------------------------------------------------------------
BALLY TECHNOLOGIES INC        COM              05874B107      1450     29165  SH           SOLE                29165
------------------------------------------------------------------------------------------------------------------------------------
BARRIER THERAPEUTICS INC      COM              06850R108      4963   1259612  SH           SOLE              1259612
------------------------------------------------------------------------------------------------------------------------------------
BENIHANA INC                  COM              082047101       250     19742  SH           SOLE                19742
------------------------------------------------------------------------------------------------------------------------------------
BENIHANA INC                  CL A             082047200      3764    295235  SH           SOLE               295235
------------------------------------------------------------------------------------------------------------------------------------
BIOFORM MEDICAL INC           COM              09065G107      1383    202537  SH           SOLE               202537
------------------------------------------------------------------------------------------------------------------------------------
BROOKDALE SR LIVING INC       COM              112463104      2387     84020  SH           SOLE                84020
------------------------------------------------------------------------------------------------------------------------------------
CARDIODYNAMICS INTL CORP      COM              141597104       294    733036  SH           SOLE               733036
------------------------------------------------------------------------------------------------------------------------------------
CARDTRONICS INC               COM              14161H108      2898    286686  SH           SOLE               286686
------------------------------------------------------------------------------------------------------------------------------------
CARROLS RESTAURANT GROUP INC  COM              14574X104       193     20166  SH           SOLE                20166
------------------------------------------------------------------------------------------------------------------------------------
CITIGROUP INC                 COM              172967101       538     18262  SH           SOLE                18262
------------------------------------------------------------------------------------------------------------------------------------
COPA HOLDINGS SA              CL A             P31076105      3824    101780  SH           SOLE               101780
------------------------------------------------------------------------------------------------------------------------------------
CROCS INC                     COM              227046109      3249     88273  SH           SOLE                88273
------------------------------------------------------------------------------------------------------------------------------------
CYPRESS BIOSCIENCES INC       COM PAR $.02     232674507      1545    140100  SH           SOLE               140100
------------------------------------------------------------------------------------------------------------------------------------
DATA DOMAIN INC               COM              23767P109      2782    105627  SH           SOLE               105627
------------------------------------------------------------------------------------------------------------------------------------
EMERGENCY MEDICAL SVCS CORP   CL A             29100P102      2218     75757  SH           SOLE                75757
------------------------------------------------------------------------------------------------------------------------------------
EURAND N V                    SHS              N31010106      5263    333120  SH           SOLE               333120
------------------------------------------------------------------------------------------------------------------------------------
FALCONSTOR SOFTWARE INC       COM              306137100      3559    316089  SH           SOLE               316089
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FGX INTERNATIONAL HLDGS LTD   ORD SHS          G3396L102      2220    187338  SH           SOLE               187338
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FOREST OIL CORP               COM PAR $0.01    346091705      2750     54083  SH           SOLE                54083
------------------------------------------------------------------------------------------------------------------------------------
GASTAR EXPL LTD               COM              367299104      3394   2715334  SH           SOLE              2715334
------------------------------------------------------------------------------------------------------------------------------------
GREATBATCH INC                COM              39153L106      5454    272818  SH           SOLE               272818
------------------------------------------------------------------------------------------------------------------------------------
GREIF INC                     CL A             397624107      5100     78018  SH           SOLE                78018
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GRILL CONCEPTS INC            COM NEW          398502203      1039    249773  SH           SOLE               249773
------------------------------------------------------------------------------------------------------------------------------------
HARSCO CORP                   COM              415864107       723     11291  SH           SOLE                11291
------------------------------------------------------------------------------------------------------------------------------------
HAYNES INTERNATIONAL INC      COM NEW          420877201      2959     42570  SH           SOLE                42570
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HEALTH GRADES INC             COM              42218Q102      6756   1135536  SH           SOLE              1135536
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HEALTHEXTRAS INC              COM              422211102      4131    158414  SH           SOLE               158414
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HERCULES TECH GROWTH CAP INC  COM              427096508      4673    376218  SH           SOLE               376218
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HITTITE MICROWAVE CORP        COM              43365Y104      4530     94855  SH           SOLE                94855
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INNERWORKINGS INC             COM              45773Y105      4341    251522  SH           SOLE               251522
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INSIGHT ENTERPRISES INC       COM              45765U103      2999    164442  SH           SOLE               164442
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INTELLON CORP                 COM              45816W504      2406    319080  SH           SOLE               319080
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INTEROIL CORP                 COM              460951106      2028    105290  SH           SOLE               105290
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT TECHNOLOGY GRP NE  COM              46145F105      5843    122768  SH           SOLE               122768
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INVESTOOLS INC                COM              46145P103      6402    360905  SH           SOLE               360905
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ISHARES TR                    RUSL 2000 GROW   464287648       720      8608  SH           SOLE                 8608
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JACK IN THE BOX INC           COM              466367109      2196     85229  SH           SOLE                85229
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JAMBA INC                     *W EXP 06/28/200 47023A119       107    187500  SH           SOLE               187500
------------------------------------------------------------------------------------------------------------------------------------
KERYX BIOPHARMACEUTICALS INC  COM              492515101      2783    331275  SH           SOLE               331275
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KINTERA INC                   COM              49720P506      3027   2031702  SH           SOLE              2031702
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LEMAITRE VASCULAR INC         COM              525558201       918    148122  SH           SOLE               148122
------------------------------------------------------------------------------------------------------------------------------------
LIFE TIME FITNESS INC         COM              53217R207      1383     27847  SH           SOLE                27847
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LIONBRIDGE TECHNOLOGIES INC   COM              536252109      5819   1639133  SH           SOLE              1639133
------------------------------------------------------------------------------------------------------------------------------------
LIONS GATE ENTMNT CORP        COM NEW          535919203      4426    469863  SH           SOLE               469863
------------------------------------------------------------------------------------------------------------------------------------
LIVEPERSON INC                COM              538146101      3943    738363  SH           SOLE               738363
------------------------------------------------------------------------------------------------------------------------------------
MATRIA HEALTHCARE INC         COM NEW          576817209      1669     70215  SH           SOLE                70215
------------------------------------------------------------------------------------------------------------------------------------
MDC PARTNERS INC              CL A SUB VTG     552697104      4510    463046  SH           SOLE               463046
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METROPCS COMMUNICATIONS INC   COM              591708102      2770    142398  SH           SOLE               142398
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MORTONS RESTAURANT GRP INC N  COM              619430101      2766    296422  SH           SOLE               296422
------------------------------------------------------------------------------------------------------------------------------------
MULTIMEDIA GAMES INC          COM              625453105      3958    474615  SH           SOLE               474615
------------------------------------------------------------------------------------------------------------------------------------
NATIONAL FINL PARTNERS CORP   COM              63607P208      5806    127296  SH           SOLE               127296
------------------------------------------------------------------------------------------------------------------------------------
NTELOS HLDGS CORP             COM              67020Q107      2954     99488  SH           SOLE                99488
------------------------------------------------------------------------------------------------------------------------------------
NUANCE COMMUNICATIONS INC     COM              67020Y100      5048    270232  SH           SOLE               270232
------------------------------------------------------------------------------------------------------------------------------------
NXSTAGE MEDICAL INC           COM              67072V103       310     20446  SH           SOLE                20446
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ON ASSIGNMENT INC             COM              682159108      1841    262684  SH           SOLE               262684
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ORTHOVITA INC                 COM              68750U102      8290   2375284  SH           SOLE              2375284
------------------------------------------------------------------------------------------------------------------------------------
PHILLIPS VAN HEUSEN CORP      COM              718592108       579     15700  SH           SOLE                15700
------------------------------------------------------------------------------------------------------------------------------------
POKERTEK INC                  COM              730864105       945    121896  SH           SOLE               121896
------------------------------------------------------------------------------------------------------------------------------------
PROGRESSIVE GAMING INTL CORP  COM              74332S102      2696   1086946  SH           SOLE              1086946
------------------------------------------------------------------------------------------------------------------------------------
PROS HOLDINGS INC             COM              74346Y103      4338    221113  SH           SOLE               221113
------------------------------------------------------------------------------------------------------------------------------------
PSYCHIATRIC SOLUTIONS INC     COM              74439H108      8387    258055  SH           SOLE               258055
------------------------------------------------------------------------------------------------------------------------------------
QUICKSILVER RESOURCES INC     COM              74837R104       337      5648  SH           SOLE                 5648
------------------------------------------------------------------------------------------------------------------------------------
REALNETWORKS INC              COM              75605L104      2065    339003  SH           SOLE               339003
------------------------------------------------------------------------------------------------------------------------------------
RESTORATION HARDWARE INC DEL  COM              760981100       823    125297  SH           SOLE               125297
------------------------------------------------------------------------------------------------------------------------------------
RESTORE MEDICAL INC           COM              76128C100       738    491727  SH           SOLE               491727
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SHUFFLE MASTER INC            COM              825549108      1591    132687  SH           SOLE               132687
------------------------------------------------------------------------------------------------------------------------------------
SKILLED HEALTHCARE GROUP INC  CL A             83066R107      3800    259728  SH           SOLE               259728
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SONIC SOLUTIONS               COM              835460106      1481    142572  SH           SOLE               142572
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SONOSITE INC                  COM              83568G104      4593    136421  SH           SOLE               136421
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SOUNDBITE COMMUNICATIONS INC  COM              836091108      2037    295262  SH           SOLE               295262
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THINK PARTNERSHIP INC         COM              88409N101      3114   2048362  SH           SOLE              2048362
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TRUE RELIGION APPAREL INC     COM              89784N104      3628    169918  SH           SOLE               169918
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ULTIMATE SOFTWARE GROUP INC   COM              90385D107      6689    212556  SH           SOLE               212556
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ULTRA CLEAN HLDGS INC         COM              90385V107      2286    187348  SH           SOLE               187348
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UNITED WESTN BANCORP INC      COM              913201109      4938    246922  SH           SOLE               246922
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USA TECHNOLOGIES INC          COM NO PAR       90328S500       828    167150  SH           SOLE               167150
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VALUEVISION MEDIA INC         CL A             92047K107      2487    395435  SH           SOLE               395435
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VISTAPRINT LIMITED            SHS              G93762204      9838    229601  SH           SOLE               229601
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VOCUS INC                     COM              92858J108      4466    129341  SH           SOLE               129341
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VOLCANO CORPORATION           COM              928645100      4459    356403  SH           SOLE               356403
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WATSON WYATT WORLDWIDE INC    CL A             942712100      1486     32013  SH           SOLE                32013
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WEBSITE PROS INC              COM              94769V105      4588    395173  SH           SOLE               395173
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WORKSTREAM INC                COM              981402100      1625   1765851  SH           SOLE              1765851
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WRIGHT MED GROUP INC          COM              98235T107      2526     86593  SH           SOLE                86593
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ZILA INC                      COM PAR $0.01    989513205       654    674146  SH           SOLE               674146
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ZIX CORP                      COM              98974P100      2130    462939  SH           SOLE               462939
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ZIX CORP                      COM              98974P100       230     50000  SH      CALL SOLE                50000
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